Lease Obligations - Summary of Supplemental Cash Flow and Other Information Related to Leases (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating cash flows from operating leases	$ 27	$ 22	$ 42	$ 36
Operating cash flows from finance leases	2	2	4	4
Financing cash flows from finance leases	14	17	24	13
Right-of use assets obtained in exchange for lease obligations Operating leases	2	10	26	58
Right-of use assets obtained in exchange for lease obligations Finance leases	$ 2	$ 2	$ 62	$ 24